Recent Accounting Pronouncements and Changes to Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Summary of Impacts of Adopting IFRS 15 in Consolidated Statement of Financial Position

The following tables summarize the impacts of adopting IFRS 15 in the Company’s consolidated financial statements as of December 31, 2018.

Consolidated statement of financial position

	December 31, 2018
	As Reported $	Before IFRS 15 $	Increase (Decrease) $

Current assets
Unbilled receivables	384.6	444.4	(59.8)
Contract assets	59.7	-	59.7
Other assets	23.2	20.3	2.9

Non-current assets
Deferred tax assets	21.2	21.8	(0.6)
Other assets	175.5	167.3	8.2

Current liabilities
Deferred revenue	174.4	165.7	8.7

Shareholders’ equity
Retained earnings	851.2	848.9	2.3
Accumulated other comprehensive income	163.1	163.7	(0.6)

Summary of Impacts of Adopting IFRS 15 in Consolidated Statements of Income and Comprehensive Income (Loss)
Consolidated statements of income and comprehensive income (loss)

	For the year ended December 31, 2018
	As Reported $	Before IFRS 15 $	Increase (Decrease) $

Net income
Gross revenue	4,283.8	4,287.9	(4.1)
Subconsultant/subcontractor and other direct expenses	928.6	937.1	(8.5)
Total income taxes	55.0	53.8	1.2
Net income for the year from continuing operations	171.3	168.1	3.2
Net loss from discontinued operation, net of tax	(123.9)	(146.9)	23.0
Net income for the year	47.4	21.2	26.2

Comprehensive income
Exchange differences on translation of foreign operations	124.1	124.7	(0.6)
Other comprehensive income for the year, net of tax	114.5	115.1	(0.6)
Total comprehensive income for the year, net of tax	161.9	136.3	25.6

Earnings per share, basic and diluted
Continuing operations	1.51	1.48	0.03
Discontinued operations	(1.09)	(1.29)	0.20
Total basic and diluted earnings per share	0.42	0.19	0.23

Summary of Measurement Category of Financial Assets

On the date of initial application, financial assets of the Company were as follows, with any reclassifications noted:

Measurement Category

	2018	2017

Current financial assets
Cash and cash deposits and cash in escrow	Amortized cost	FVPL
Receivables and other current financial assets	Amortized cost	Amortized cost
Non-current financial assets
Investments held for self-insured liabilities (equity securities)	Mandatorily at FVPL	FVOCI
Investments held for self-insured liabilities (bonds)	FVOCI	FVOCI
Holdbacks on long-term contracts	Amortized cost	Amortized cost
Indemnifications	FVPL	FVPL
Other financial assets	Amortized cost	Amortized cost

Increase (decrease) due to application of IFRS 15 [member]
Statement [LineItems]
Summary of Impact of Changes to Accounting Policies on After-tax

On the adoption of IFRS 15, the after-tax impact on retained earnings is as follows:

Retained Earnings $

Change orders and claims	(3.0)
Significant financing component	1.7
Construction services - discontinued operations	(22.6)

Total impact of change in accounting policy, January 1, 2018	(23.9)

Increase (decrease) due to application of IFRS 9 [member]
Statement [LineItems]
Summary of Impact of Changes to Accounting Policies on After-tax

On the adoption of IFRS 9, the impact on equity (after-tax) is as follows:

	Retained Earnings $	Accumulated Other Comprehensive Loss $

Reclassify equity securities from available-for-sale (AFS) to FVPL	0.9	(0.9)
Other	(0.8)	-

Total impact of changes in accounting policy, January 1, 2018	0.1	(0.9)